Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenue

The following table presents the Company’s revenue disaggregated by product categories for the years ended March 31, 2023, 2024 and 2025, respectively:

	For the years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Sales of products
Hair styling series	28,202,591	31,833,932	37,638,290	4,837,889
Trimmer series	8,573,741	22,684,148	33,613,971	4,320,617
Eyelash curler	1,407,342	804,863	453,378	58,276
Nail care series	1,217,577	1,413,106	1,524,503	195,954
Other personal care appliances	2,981,513	3,230,238	2,539,484	326,416
	42,382,764	59,966,287	75,769,626	9,739,152

Sales of tooling	3,135,475	7,006,014	2,969,938	381,745

Total	45,518,239	66,972,301	78,739,564	10,120,897